UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21061

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

(Exact name of registrant as specified in charter)

________

c/o Aetos Capital, LLC

875 Third Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Harold Schaaff

Aetos Capital, LLC

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-201-2500

Date of fiscal year end: January 31

Date of reporting period: October 31, 2014

Item 1. Schedule of Investments

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

October 31, 2014

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2014

Investments	Fair Value	Percentage of Members' Capital(2)
Investments in Portfolio Funds
Event Driven Arbitrage
Davidson Kempner Partners	$118,384,820	16.21%
Farallon Capital Offshore Investors, Inc.	118,956,577	16.29
Luxor Capital Partners, LP	35,748,158	4.89
Oceanwood Opportunities Fund L.P.	94,598,520	12.95
Sowood Alpha Fund LP(1)	179,661	0.02
Total Event Driven Arbitrage	367,867,736	50.36

Fixed Income Arbitrage
FFIP, L.P.	121,579,534	16.64
Parsec Trading Corp.	64,505,958	8.83
Total Fixed Income Arbitrage	186,085,492	25.47

Global Macro
Absolute Return Capital Partners, L.P.	41,261,706	5.65
Total Global Macro	41,261,706	5.65

Long/Short Credit
Brevan Howard Credit Catalysts Fund, L.P.	65,011,052	8.90
Total Long/Short Credit	65,011,052	8.90

Multi-Strategy/ Global Tactical Asset Allocation (GTAA)
GMO Mean Reversion Fund (Onshore)	22,065,089	3.02
Total Multi-Strategy/ GTAA	22,065,089	3.02

Volatility Arbitrage
Capstone Vol (Offshore) Limited	35,467,554	4.86
Total Volatility Arbitrage	35,467,554	4.86

Total investments in Portfolio Funds (cost $535,311,408)	717,758,629	98.26

MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(3) (Shares 15,858,816)	15,858,816	2.17

Total investments (cost $551,170,224)	$733,617,445	100.43%

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

October 31, 2014

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $730,483,044.

3 Rate disclosed is the 7-day effective yield as of 10/31/2014.

The aggregate cost of investments for tax purposes was $582,605,457. Net unrealized appreciation on investments for tax purposes was $151,011,988 consisting of $153,600,807 of gross unrealized appreciation and $2,588,819 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 98.26% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2014

Investments	Fair Value	Percentage of Members' Capital(1)
Investments in Portfolio Funds
Distressed - Long Biased
AG Mortgage Value Partners, L.P.	$64,589,574	12.81%
Centerbridge Credit Partners, L.P.	50,967,676	10.11
Davidson Kempner Distressed Opportunities Fund LP	70,451,449	13.97
Silver Point Capital Fund, L.P.	3,043,026	0.60
Watershed Capital Partners, L.P.	60,700,746	12.03
Total Distressed - Long Biased	249,752,471	49.52

Distressed - Variable Biased
Anchorage Capital Partners, L.P.	94,293,116	18.70
Aurelius Capital Partners, LP	88,238,672	17.49
King Street Capital, L.P.	53,288,490	10.57
Total Distressed - Variable Biased	235,820,278	46.76

Total investments in Portfolio Funds (cost $310,270,473)	485,572,749	96.28

MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(2) (Shares 21,141,124)	21,141,124	4.19

Total investments (cost $331,411,597)	$506,713,873	100.47%

1 Percentages are based on Members’ Capital of $504,361,058.

2 Rate disclosed is the 7-day effective yield as of 10/31/2014.

The aggregate cost of investments for tax purposes was $411,702,429. Net unrealized appreciation on investments for tax purposes was $95,011,444 consisting of $99,897,459 of gross unrealized appreciation and $4,886,015 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 96.28% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2014

Investments	Fair Value	Percentage of Members' Capital(2)
Investments in Portfolio Funds
Directional Equity
Egerton Capital Partners, L.P.	$70,017,782	6.24%
Sansar Capital Holdings, Ltd(1)	289,284	0.03
Spindrift Partners, L.P.	804,853	0.07
Total Directional Equity	71,111,919	6.34

Equity Hedged - Generalist
Conatus Capital Partners LP	103,108,925	9.19
Eminence Partners, L.P.	45,572,606	4.06
Eton Park Fund, L.P.	30,798,192	2.75
Highfields Capital II LP	29,547,800	2.63
Lakewood Capital Partners, LP	19,791,972	1.76
Moon Capital Global Equity Fund, LP	44,008,801	3.92
MW European TOPS Fund	106,259,356	9.47
Route One Fund I, L.P.	13,784,699	1.23
Turiya Fund LP	87,426,134	7.79
Viking Global Equities LP	164,935,075	14.70
Total Equity Hedged - Generalist	645,233,560	57.50

Equity Hedged - Sector Specialist
Cadian Fund LP	98,568,547	8.78
Crescent Park Partners, L.P.	10,011,360	0.89
Long Pond Capital QP Fund, LP.	53,824,635	4.80
North River Partners, L.P.	118,984,383	10.60
Tiger Consumer Partners, L.P.	67,517,218	6.02
Total Equity Hedged - Sector Specialist	348,906,143	31.09

Short-Biased Equity
Copper River Partners, L.P. (1)	169,638	0.02
GMO Tactical Opportunities Fund (Onshore)	9,807,741	0.87
Kriticos International Limited	40,184,087	3.58
Total Short-Biased Equity	50,161,466	4.47

Total investments in Portfolio Funds (cost $846,637,585)	1,115,413,088	99.40

MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(3) (Shares 10,435,345)	10,435,345	0.93

Total investments (cost $857,072,930)	$1,125,848,433	100.33%

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

October 31, 2014

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $1,122,163,005.

3 Rate disclosed is the 7-day effective yield as of 10/31/2014.

The aggregate cost of investments for tax purposes was $979,386,413. Net unrealized appreciation on investments for tax purposes was $146,462,020 consisting of $159,178,568 of gross unrealized appreciation and $12,716,548 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 99.40% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair valuation hierarchy at which the Funds’ investments are measured as of October 31, 2014:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Event Driven Arbitrage	$—	$94,598,520	$273,269,216	$367,867,736
Fixed Income Arbitrage	—	64,505,958	121,579,534	186,085,492
Global Macro	—	41,261,706	—	41,261,706
Long/Short Credit	—	—	65,011,052	65,011,052
Multi-Strategy/GTAA	—	22,065,089	—	22,065,089
Volatility Arbitrage	—	35,467,554	—	35,467,554
Money Market Investment	15,858,816	—	—	15,858,816
Total Investments	$15,858,816	$257,898,827	$459,859,802	$733,617,445

Aetos Capital Distressed Investment Strategies Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Distressed - Long Biased	$—	$—	$249,752,471	$249,752,471
Distressed - Variable Biased	—	—	235,820,278	235,820,278
Money Market Investment	21,141,124	—	—	21,141,124
Total Investments	$21,141,124	$—	$485,572,749	$506,713,873

Aetos Capital Long/Short Strategies Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Directional Equity	$—	$70,017,782	$1,094,137	$71,111,919
Equity Hedged - Generalist	—	229,160,253	416,073,307	645,233,560
Equity Hedged - Sector Specialist	—	67,517,218	281,388,925	348,906,143
Short-Biased Equity	—	49,991,828	169,638	50,161,466
Money Market Investment	10,435,345	—	—	10,435,345
Total Investments	$10,435,345	$416,687,081	$698,726,007	$1,125,848,433

During the period February 1, 2014 through October 31, 2014 there were no transfers into or out of Level 1, Level 2 or Level 3. The changes in investments classified as Level 3 are discussed below using the “beginning of period method” which assumes the investment entity would be transferred into or out of Level 3 at fair value at the beginning of the reporting period and are as follows for the period ending October 31, 2014.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

	Event Driven Arbitrage	Event Driven Arbitrage – Special Situations	Fixed Income Arbitrage	Long/Short Credit	Total
Beginning Balance as of 1/31/14	$270,275,522	$3,551,908	$116,662,058	$62,318,194	$452,807,682
Realized Gain/(Loss)	—	276,917	—	—	276,917
Change in Unrealized Appreciation/ (Depreciation)	2,993,694	(55,007)	4,917,476	2,692,858	10,549,021
Purchases	—	—	—	—	—
Sales	—	(3,773,818)	—	—	(3,773,818)
Transfers Into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Ending Balance as of 10/31/14	$273,269,216	$—	$121,579,534	$65,011,052	$459,859,802

Aetos Distressed Investment Strategies Fund, LLC

	Distressed - Long Biased	Distressed - Variable Biased	Total
Beginning Balance as of 1/31/14	$264,188,947	$252,894,714	$517,083,661
Realized Gain/(Loss)	9,820,475	17,147,145	26,967,620
Change in Unrealized Appreciation/ (Depreciation)	(1,851,954)	(3,796,663)	(5,648,617)
Purchases	—	—	—
Sales	(22,404,997)	(30,424,918)	(52,829,915)
Transfers Into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending Balance as of 10/31/14	$249,752,471	$235,820,278	$485,572,749

Aetos Capital Long/Short Strategies Fund, LLC

	Directional Equity	Equity Hedged - Generalist	Equity Hedged - Sector Specialist	Short-Biased Equity	Total
Beginning Balance as of 1/31/14	$1,206,390	$412,426,453	$237,237,228	$169,638	$651,039,709
Realized Gain/(Loss)	15,438	44,874,806	8,780,168	—	53,670,412
Change in Unrealized Appreciation/ (Depreciation)	(7,987)	(12,065,648)	24,371,529	—	12,297,894
Purchases	392	100,000,000	35,000,000	—	135,000,392
Sales	(120,096)	(129,162,304)	(24,000,000)	—	(153,282,400)
Transfers Into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Ending Balance as of 10/31/14	$1,094,137	$416,073,307	$281,388,925	$169,638	$698,726,007

The changes in net unrealized appreciation of investments in Portfolio Funds still held by the Funds at October 31, 2014 were as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

	Event Driven Arbitrage	Event Driven Arbitrage – Special Situations	Fixed Income Arbitrage	Long/Short Credit	Total
Change in unrealized appreciation	$2,993,694	$—	$4,917,476	$2,692,858	$10,604,028

Aetos Capital Distressed Investment Strategies Fund, LLC

	Distressed - Long Biased	Distressed - Variable Biased	Total
Change in unrealized appreciation	$3,372,447	$6,174,584	$9,547,031

Aetos Capital Long/Short Strategies Fund, LLC

	Directional Equity	Equity Hedged - Generalist	Equity Hedged - Sector Specialist	Short-Biased Equity	Total
Change in unrealized appreciation	$12,690	$32,324,910	$29,301,441	$—	$61,639,041

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aetos Capital Multi-Strategy Arbitrage Fund, LLC

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: December 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: December 3, 2014

By (Signature and Title)*	/s/ Scott D. Sawyer
Scott D. Sawyer, Treasurer

Date: December 3, 2014

* Print the name and title of each signing officer under his or her signature.